Related Party Transactions (Summary of Due to Related Parties) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Schedule of Ending Balance with Related Parties [Line Items]
Due to related parties (matching loans from related parties)	$ 642,968	$ 396,192
Sohu [Member]
Schedule of Ending Balance with Related Parties [Line Items]
Due to related parties (matching loans from related parties)	610,250	365,000
Fox Financial [Member]
Schedule of Ending Balance with Related Parties [Line Items]
Due to related parties (matching loans from related parties)	$ 32,718	$ 31,192